Summary of Significant Accounting Policies (Detail) - USD ($)	2 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Apr. 05, 2019
Initial Public Offering
Offering costs						$ (15,075,329)				$ (15,075,329)
Underwriter discounts								$ 14,400,000		14,400,000
Total underwriters commission										9,190,000	$ 9,190,000
Other offering costs		$ 638,000						$ 638,000		$ 638,000
Shares subject to possible redemption	0	27,930,364						27,930,364		27,942,373
Federal depository insurance coverage										$ 250,000
Gain on marketable securities, dividends and interest held in Trust Account		$ 86,803			$ 1,561,854			$ 1,201,382	$ 3,322,448	4,554,158
Net income	$ (2,694)	(971,489)	$ (110,220)	$ 961,618	1,450,104	$ 1,640,103	$ (13,739)	(120,091)	3,076,468	4,226,759
Loss from operations	$ (2,694)	$ (1,058,292)			$ (111,750)			$ (1,321,473)	$ (245,980)	$ (327,399)
Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	7,187,500			7,187,500			7,187,500	7,187,500	7,187,500
Unrecognized tax benefits		$ 0						$ 0		$ 0
Accrual for interest and penalties		$ 0						0		0
Private Placement
Initial Public Offering
Purchase of ordinary shares								$ 22,125,000		$ 22,125,000
Ordinary Shares
Initial Public Offering
Number of shares issued		28,750,000						28,750,000		28,750,000
Adjustments
Initial Public Offering
Shares subject to possible redemption										28,827,344